Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts
(US $ in thousands)

		Charges	Charges
		to	to
	Beginning	Costs and	Other	Deductions	End of
	of year	Expenses	Accounts	(1)	Year
Allowance for doubtful accounts:
Year ended December 31, 2009	328	-	-	(75)	253
Year ended December 31, 2010	253	138	-	(52)	339
Year ended December 31, 2011	339	158	-	(98)	399

Allowance for net deferred
tax assets:
Year ended December 31, 2009	22,782	544	-	-	23,326
Year ended December 31, 2010	23,326	-	-	(984)	22,342
Year ended December 31, 2011	22,342	-	-	(2,414)	19,928

(1) Write-off, net of recoveries for the allowance for doubtful accounts.